SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

On April 16, 2020, the Company approved a three-year extension of the expiration date for certain options previously granted to Patrick White, the Company’s President and Chief Executive Officer and to Norman Gardner, the Company’s Chairman. As a result, 7,000,000 options previously granted to Mr. White now expire on August 15, 2025 and 4,500,000 options previously granted to Mr. Gardner now expire on June 29, 2025. All other terms with respect to the option grants remain the same.

On April 16, 2020, the Company granted Mr. White a restricted stock award of 1,875,000 restricted shares of the Company’s common stock, par value $0.001 per share, in lieu of $150,000 in deferred salary. The restricted stock award vests in full one-year from the date of grant, subject to Mr. White’s continued services as an officer and employee of the Company on the vesting date.

On April 16, 2020, the Company approved a salary increase of $4,000 per month, to a total of $11,000 per month, for Margaret Gezerlis, the Company’s Chief Financial Officer, effective January 1, 2020, half of which will be deferred and payable in full upon the closing of the Company’s next securities offering, subject to Ms. Gezerlis’ continued employment with the Company. Following such capital raise by the Company, Ms. Gezerlis will receive the full amount of the salary increase on a monthly basis. On May 7, 2020, Ms. Gezerlis, became entitled to receive a commission equal to 5.0% of the gross sales price of Company products and services sold by Ms. Gezerlis beginning on April 21, 2020. No further changes were made to the compensation of Ms. Gezerlis.

On April 16, 2020, the Company awarded a director Non-Qualified Stock Options for 150,000 shares of common stock for services rendered to the Company with an exercise price of $0.0805 vesting immediately and expiring on April 16, 2025.

In April 2020, the Company issued 33,333 shares of restricted common stock in relation to investor relation services.

In May 2020, the Company issued 33,333 shares of restricted common stock in relation to investor relation services.

In connection with the 2019 Bridge Financing, the placement agent for the Debentures received a cash fee of 8% of the gross proceeds received at each closing and was entitled to receive warrants convertible into shares of common stock until May 2020 when the placement agent waived its right to receive the warrants.

On May 27, 2020, the Company awarded two directors Non-Qualified Stock Options for 400,000 shares of common stock for services rendered to the Company with an exercise price of $0.1059 vesting immediately and expiring on May 27, 2025.

On May 27, 2020, the Company awarded four non-employees warrants for 550,000 shares of common stock for services rendered to the Company with an exercise price of $0.1059 vesting immediately and expiring on May 27, 2023.

In May 2020, the Company cancelled the recording of 970,043 shares of common stock that had not yet been issued.

NOTE 13 – SUBSEQUENT EVENTS

On January 15, 2020 the Company has received a Notice of Allowance for the Company’s U.S. Patent Application relating to the Company’s Invisible QR code and Smartphone reading system.

In January 2020, the Company issued 33,333 shares of restricted common stock in relation to investor relation services.

Effective January 2020, the Company awarded its Chief Financial Officer 200,000 Incentive Stock Options with an exercise price of $0.0701 vesting quarterly over a one-year period and expiring on January 7, 2025.

Effective January 2020, the Company awarded four Directors 2,000,000 Non-Qualified Options for services rendered to the Company in 2019 with an exercise price of $0.0701 vesting immediately and expiring on January 7, 2025.

Effective January 2020, the Company awarded five of its Directors 2,500,000 Non-Qualified Options for services to be rendered to the Company in 2020 with an exercise price of $0.0701 vesting quarterly over a one-year period and expiring on January 7, 2025.

The Company entered into an agreement with a non-exclusive financial advisor and placement agent for a term of twelve months commencing in January 2020. Upon execution of the agreement, the Company issued 250,000 fully vested restricted shares of the Company’s common stock. In relation to this agreement, the Company is subject to a success fee as follows:

Cash Compensation Fees for Equity or Hybrid Equity Capital Raises

•	10% of the amount for any equity or hybrid equity capital raised up to $1,000,000
•	8% of the amount for any equity or hybrid equity capital raised up to $5,000,000
•	6% of the amount for any equity or hybrid equity capital raised over $5,000,000

Cash Compensation Fees for Debt Financing

•	125,000 fully vested restricted shares of the Company’s common stock for purchases of debt that is not convertible into equity, within the greater of a two-year period commencing in January 2020 or within twelve months after the termination of the agreement

Restricted Stock Fees for Capital Raise

•	Restricted shares of the Company’s common stock equal to 4% of the capital raised divided by the last reported closing price of the stock on the date of close.

On March 6, 2020, in connection with this agreement a cash compensation of $152,960 was made by the Company and an additional 614,205 shares of the Company’s common stock were issued.

In February 2020, the Company entered into an agreement with a non-exclusive financial advisor and placement agent terminating the later of April 30, 2020 or upon closing of a successful private placement. The agreement will automatically extend for periods of thirty days until terminated in writing. The Company has agreed to pay 10% of the gross proceeds raised by the financial and placement agent and agrees to issue an amount of restricted shares equal to 4% of the total securities sold in the private placement divided by the last reported closing price of the stock on the closing date of the private placement. On March 6, 2020, in connection with this agreement a cash compensation of $25,000 was made by the Company and 96,154 shares of the Company’s common stock were issued.

On January 30, 2020 the Company issued an unsecured promissory note payable to a shareholder of the Company with a face value of $75,000 and an interest rate of 10% per annum payable in full on March 30, 2020, subject to the Company’s right to extend payment until May 29, 2020. On February 28, 2020, the holder of the $75,000 promissory note which was to become due in March 2020 purchased $80,000 of the 2020 Debentures and warrants, which he paid by exchanging his note and paying an additional $5,000. This is included in the $1,992,000 gross proceeds raised.

In January 2020 the Company authorized a non-binding convertible debenture stock financing (“the Offering”) with an annual 10% cumulative interest rate and a conversion price per share of $0.08. In relation to the Offering the Company authorized a minimum offering amount of $900,000 and a maximum offering amount of $2,000,000. The Offering will terminate on the first to occur of: (1) February 28, 2020, (2) the date of the acceptance of subscriptions for the maximum offering amount, or (3) the date the Offering is terminated by the Company. The Company reserves the right to extend the Offering in its sole discretion.

The Company’s capital structure after the initial closing will have no outstanding variably-priced convertible instruments on its Balance Sheets. Any outstanding debt held by officers or directors of the Company will be exchanged for convertible debentures upon initial closing. The new convertible debenture will have secured position on all IP and Patents of the Company along with a blanket lien on all assets until such time the debenture is paid in full or converted in full.

The 2020 Debentures shall automatically convert into shares of the Company’s common stock, par value $0.001 per share upon the earliest to occur of (i) the commencement of trading of the Common Stock on the NASDAQ, New York Stock Exchange or NYSE American (an “Uplist”) at the Uplist Conversion Price; or (ii) at any time the minimum bid price of the Common Stock exceeds $0.50 per share for twenty (20) consecutive trading days and the average trading volume during the 10 trading days prior to the conversion is at least 100,000 shares and the shares are registered under an Effective Registration Statement or the shares are salable under Rule 144. The “Uplist Conversion Price” will be the lesser of $0.08 or a 30% discount to the public offering price a share of Common Stock is offered to the public in a securities offering resulting in the listing of the Common Stock on the NASDAQ, New York Stock Exchange or NYSE American.

The convertible debentures shall be convertible, at any time, at the option of the holder, into shares of Common Stock, at a fixed conversion price equal to $0.08.

The Company shall issue a warrant (“Warrant”) to purchase the number of shares equal to the principal amount of the convertible debentures divided by .08. Each Warrant has a three-year (3) term and is immediately exercisable at an exercise price of $0.15 per share. If at any time after six months following the issuance date and prior to the expiration date the Company fails to maintain an effective registration statement (the “Registration Statement”) with the Securities and Exchange Commission (the “SEC”) covering the resale of the shares of Common Stock underlying the Warrants, the Warrant may be exercised by means of a “cashless exercise,” until such time as there is an effective Registration Statement. Each warrant will contain customary adjustment provisions in the event of a stock split, reverse stock split or recapitalization.

On March 6, 2020 the Company completed the closing of the 2020 Debentures and raised $1,992,000 in gross proceeds from the sale of the 2020 Debentures and warrants to purchase shares of the Company’s common stock. Of this amount, $330,000 were received from four directors and an entity in which one officer of the Company is a majority owner. From this sale, the Company received $1,747,203 after the payment of commissions and fees. The Company used $750,000 of the net proceeds to redeem the existing convertible debentures prior to maturity, with a face value of $600,000 and an early redemption fee of $150,000.

In connection to the 2020 Debentures, the Company issued 24,900,000 three-year warrants to the purchasers. The warrants have an exercise price of $0.15 per share, and may be exercised cashlessly if the Company fails to maintain an effective registration statement at any time beginning six months after issuance. Of this amount 4,125,000 warrants were issued to four directors and an entity in which one officer of the Company is a majority owner.

In February 2020, the Company issued 33,333 shares of restricted common stock in relation to investor relation services.